Future Contract Benefit (Summary of Reconciliation of Future Contract Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	$ 38,826	$ 41,425
Traditional Life [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	3,509	4,150
Payout Annuities [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	2,004	2,512
Ul and Other [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	14,818	12,556
Group Protection Segment [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	5,462	5,936
Others [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	9,782	12,746
Other Operations [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	3,251	3,525
Protective [Member] | Others [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	5,400	6,900
Swiss Re [Member] | Others [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	$ 2,300	$ 3,100